Exhibit 99.1

Nissan Auto Receivables 2014-A Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-18	30/360 Days	30	Collection Period Start	1-Mar-18
Distribution Date	16-Apr-18	Actual/360 Days	32	Collection Period End	31-Mar-18
				Prior Month Settlement Date	15-Mar-18
				Current Month Settlement Date	16-Apr-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	63,765,087.51	56,141,320.23	0.053896
Yield Supplement Overcollaterization		26,151,160.13	314,413.65	254,751.57
Total Adjusted Portfolio		1,041,666,670.96	63,450,673.86	55,886,568.66
Total Adjusted Securities		1,041,666,670.96	63,450,673.86	55,886,568.66	0.053651
Class A-1 Notes	0.19000%	219,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.42000%	330,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.72000%	351,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.34000%	100,000,000.00	21,784,002.90	14,219,897.70	0.142199
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	7,564,105.20	24,325.47	75.6410520	0.2432547
Certificates	0.00	0.00	—	—

Total Securities	7,564,105.20	24,325.47

I. COLLECTIONS

Interest:
Interest Collections		175,086.71
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		175,086.71

Principal:
Principal Collections		7,570,521.68
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		7,570,521.68
Recoveries of Defaulted Receivables		84,689.81
Servicer Advances		36,231.32

Total Collections		7,866,529.52

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	13,869	63,450,673.86
Total Principal Payment		7,564,105.20

	13,206	55,886,568.66

Nissan Auto Receivables 2014-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS
Total Collections	7,866,529.52
Reserve Account Draw	0.00
Total Available for Distribution	7,866,529.52
1. Reimbursement of Advance	35,091.10
2. Servicing Fee:
Servicing Fee Due	53,137.57
Servicing Fee Paid	53,137.57
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	24,325.47
Class A-4 Notes Monthly Interest Paid	24,325.47
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2014-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		24,325.47
Total Note Monthly Interest Paid		24,325.47
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		7,753,975.38
4. Total Monthly Principal Paid on the Notes		7,564,105.20
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		7,564,105.20
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		189,870.18
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		189,870.18

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		3.40%
Weighted Average Remaining Maturity		14.22

	Amount	Number
Principal on Defaulted Receivables	53,245.60	7
Principal Recoveries of Defaulted Receivables	84,689.81

Monthly Net Loss	(31,444.21)
Pool Balance at Beginning of Collection Period	63,765,087.51
Net Loss Ratio for Third Preceding Collection Period	-0.05%
Net Loss Ratio for Second Preceding Collection Period	-0.42%
Net Loss Ratio for Preceding Collection Period	-0.28%
Net Loss Ratio for Current Collection Period	-0.59%
Four-Month Average Net Loss Ratio	-0.33%
Cumulative Net Losses for all Periods	4,352,061.96

Nissan Auto Receivables 2014-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	699,131.48	100	1.25%
61-90 Days Delinquent	142,396.67	18	0.25%
91-120 Days Delinquent	28,531.94	5	0.05%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	870,060.09	123	1.55%

61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.28%	0.25%
Delinquency Ratio for Second Preceding Collection Period	0.40%	0.27%
Delinquency Ratio for Preceding Collection Period	0.29%	0.20%
Delinquency Ratio for Current Collection Period	0.30%	0.17%
Four-Month Average Delinquency Ratio	0.32%	0.23%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge- offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO